Related parties (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	$ 447,652	$ 503,727	$ 523,213
Purchases And Other Assets, Related Party Transactions	857,905	708,774	457,805
Serviport S.A. [member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0	0
Purchases And Other Assets, Related Party Transactions	0	24,572	0
Equion Energia Limited [Member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	425,881	491,698	515,968
Purchases And Other Assets, Related Party Transactions	598,636	418,618	190,158
Ecodiesel Colombia S.A. [member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	6,583	5,744	7,245
Purchases And Other Assets, Related Party Transactions	259,269	265,584	267,647
Offshore International Group [member]
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	15,188	6,285	0
Purchases And Other Assets, Related Party Transactions	$ 0	$ 0	$ 0